Net Loss Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
NET LOSS PER SHARE
NOTE 20. NET LOSS PER SHARE
The following is a reconciliation of the numerator and denominator of basic and diluted net loss per share for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Numerator:
Loss from continuing operations	$(1,232,711)	$(3,223,772)	$(300,399)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests	—	16	(283)
Loss from continuing operations attributable to Endo International plc ordinary shareholders	$(1,232,711)	$(3,223,788)	$(300,116)
Loss from discontinued operations attributable to Endo International plc ordinary shareholders, net of tax	(802,722)	(123,278)	(1,194,926)
Net loss attributable to Endo International plc ordinary shareholders	$(2,035,433)	$(3,347,066)	$(1,495,042)
Denominator:
For basic per share data—weighted average shares	223,198	222,651	197,100
Dilutive effect of ordinary share equivalents	—	—	—
Dilutive effect of various convertible notes and warrants	—	—	—
For diluted per share data—weighted average shares	223,198	222,651	197,100

Basic net loss per share data is computed based on the weighted average number of ordinary shares outstanding during the period. Diluted loss per share data is computed based on the weighted average number of ordinary shares outstanding and, if there is net income from continuing operations attributable to Endo ordinary shareholders during the period, the dilutive impact of ordinary share equivalents outstanding during the period.
The dilutive effect of ordinary share equivalents are measured under the treasury stock method. Due to the Company’s adoption of ASU 2016-09, effective January 1, 2017, the Company no longer considers excess tax benefits resulting from share-based compensation awards when applying the treasury stock method to calculate diluted weighted average shares outstanding. Therefore, the adoption of this ASU will have the effect of increasing dilution in periods where there is net income from continuing operations attributable to Endo ordinary shareholders and there are weighted average dilutive awards outstanding. Stock options and awards that have been issued but for which a grant date has not yet been established, such as those discussed in Note 17. Share-based Compensation, are not considered in the calculation of basic of diluted weighted average shares.
All potentially dilutive items were excluded from the diluted share calculation for the years ended December 31, 2017, 2016 and 2015 because their effect would have been anti-dilutive, as the Company was in a loss position.